Quarterly Results of Operations (Unaudited)	12 Months Ended
Jul. 22, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)

12. Quarterly Results of Operations (Unaudited)

The Company reports its quarterly results of operations on the basis of 12-week periods for each of the first three fiscal quarters and a 16- or 17-week period for the fiscal fourth quarter. The fourth quarter of fiscal 2012 and fiscal 2011 consists of 16 weeks. The aggregate quarterly earnings per share amounts disclosed in the table below may not equal the annual per share amounts due to rounding and the fact that results for each quarter are calculated independently of the full fiscal year.

The Company’s unaudited quarterly results of operations are as follows:

(In millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$322.8	$312.7	$353.1	$652.2
Gross profit	132.2	118.1	138.6	239.3
Net earnings (loss) attributable to Wolverine World Wide, Inc.	31.2	20.5	32.7	(3.7)
Net earnings (loss) per share:
Basic	$0.65	$0.43	$0.68	$(0.08)
Diluted	0.64	0.42	0.66	(0.08)

(In millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$330.9	$310.1	$361.6	$406.5
Gross profit	137.8	122.1	146.7	150.2
Net earnings attributable to Wolverine World Wide, Inc.	35.9	24.0	40.4	23.0
Net earnings per share:
Basic	$0.74	$0.49	$0.84	$0.48
Diluted	0.72	0.48	0.82	0.47